Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 406,850	$ 221,865
Less: Accumulated depreciation and amortization	134,824	58,001
Property and equipment, net	272,026	163,864
Depreciation and amortization expenses	71,906	38,453	14,768
Computer equipment and application software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	276,078	149,877
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	88,036	46,471
Office building related facility and machines [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,988	14,022
Furniture and vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,656	4,672
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,092	1,354
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 5,469